UNBILLED REVENUE (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Schedule Of Unbilled Revenue [Table Text Block]	Unbilled revenue consisted of the following:
	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Unbilled revenue	$4,975	$6,029
	$4,975	$6,029